Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF
July 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds — 99.8%

FHLMC Multifamily VRD Certificates, Revenue Bonds
Series ML Insured: FHLMC COLL
4.759%, due 8/25/41	$3,087,742	$3,079,171

Alabama — 5.2%
Alabama Federal Aid Highway Finance Authority, Revenue Bonds
Series A
5.000%, due 9/1/36	750,000	834,330
Alabama Housing Finance Authority, Revenue Bonds
Series D Insured: GNMA/FNMA/FHLMC
5.750%, due 10/1/55	1,000,000	1,090,146
Black Belt Energy Gas District, Revenue Bonds
2.640%, (Municipal Swap Index + 0.35%), due 10/1/52(a)(b)	1,630,000	1,605,772
Series A
5.250%, due 5/1/55(a)(b)	1,495,000	1,577,606
Series A-1
4.000%, due 12/1/49(a)(b)	600,000	601,119
Series B
4.000%, due 10/1/52(a)(b)	9,065,000	9,130,436
5.250%, due 12/1/53(a)(b)	3,000,000	3,221,591
Series B-2
2.940%, (Municipal Swap Index + 0.65%), due 4/1/53(a)(b)	900,000	880,482
Series C-1
5.250%, due 6/1/26	1,800,000	1,827,748
5.250%, due 2/1/53(a)(b)	4,000,000	4,196,211
Series F
5.500%, due 11/1/53(a)(b)	1,000,000	1,049,769
Industrial Development Board of the City of Mobile Alabama, Revenue Bonds
Series A
3.375%, due 6/1/34(a)(b)	2,000,000	2,020,938
Southeast Alabama Gas Supply District (The), Revenue Bonds
Series A
5.000%, due 8/1/54(a)(b)	2,000,000	2,112,957
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series 1
5.500%, due 1/1/53(a)(b)	3,000,000	3,191,329
Series A
5.000%, due 11/1/32	1,000,000	1,038,878
5.000%, due 6/1/34	1,000,000	1,056,369
5.000%, due 11/1/35	6,250,000	6,442,280
5.000%, due 1/1/56(a)(b)	1,300,000	1,311,637
Series B-1
5.000%, due 5/1/53(a)(b)	1,000,000	1,033,710
Series C
5.000%, due 5/1/55(a)(b)	6,115,000	6,502,509
5.000%, due 10/1/55(a)(b)	3,130,000	3,322,398
Town of Pike Road AL, General Obligation Bonds
5.000%, due 3/1/39	720,000	762,090
		54,810,305
	Principal Amount	Value
Municipal Bonds (continued)

Arizona — 2.4%
Arizona Industrial Development Authority, Revenue Bonds
5.000%, due 1/1/42(a)(b)	$2,500,000	$2,563,433
Series A
5.000%, due 11/1/31	550,000	573,314
Series A Insured: BAM
5.000%, due 6/1/31	300,000	321,056
5.000%, due 6/1/32	325,000	344,920
Series A Insured: HUD SECT 8
5.000%, due 10/1/44(a)(b)	1,000,000	1,012,019
City of Glendale AZ Water & Sewer Revenue, Revenue Bonds
5.000%, due 7/1/39	675,000	726,608
5.000%, due 7/1/40	550,000	585,668
City of Goodyear AZ Water & Sewer Revenue, Revenue Bonds
Insured: AGC
5.000%, due 7/1/44	2,000,000	2,056,833
City of Mesa AZ, General Obligation Bonds
5.000%, due 7/1/43	1,895,000	1,970,906
City of Phoenix Civic Improvement Corp., Revenue Bonds
5.000%, due 7/1/45	1,500,000	1,533,253
Industrial Development Authority of the City of Phoenix Arizona (The), Revenue Bonds
3.100%, due 2/1/59(a)(b)	1,000,000	1,000,892
Series A
5.000%, due 10/31/44	8,000,000	8,100,275
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.250%, due 3/1/55	1,000,000	1,112,865
Maricopa County Industrial Development Authority, Revenue Bonds
Insured: SD CRED PROG
5.000%, due 7/1/37	300,000	302,791
Maricopa County Pollution Control Corp., Revenue Bonds
Series B
3.600%, due 4/1/40	1,000,000	862,246
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.000%, due 1/1/42	1,250,000	1,312,309
Tucson Industrial Development Authority/Pima County Industrial Development Auth, Revenue Bonds
Series 1 Insured: GNMA COLL
5.500%, due 1/1/56	1,000,000	1,085,293
		25,464,681
Arkansas — 0.4%
Bentonville School District No 6, General Obligation Bonds
Series D Insured: ST AID WITHHLDG
2.000%, due 6/1/35	1,000,000	799,077

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)
July 31, 2025

	Principal Amount	Value
Municipal Bonds (continued)

Arkansas (continued)
City of Magnolia AR Sales & Use Tax Revenue, Revenue Bonds
Series B Insured: BAM
4.000%, due 4/1/55	$2,150,000	$2,122,057
Little Rock School District, General Obligation Bonds
Series A Insured: AGM ST AID WITHHLDG
2.000%, due 2/1/36	1,000,000	778,321
University of Central Arkansas, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/1/34	400,000	405,864
		4,105,319
California — 8.6%
Antelope Valley-East Kern Water Agency Financing Authority, Revenue Bonds
Series B
5.000%, due 4/1/55(a)(b)	17,000,000	17,594,696
California Community Choice Financing Authority, Revenue Bonds
5.250%, due 1/1/54(a)(b)	5,185,000	5,410,183
Series B
5.000%, due 3/1/56(a)(b)	1,750,000	1,857,017
Series C
5.000%, due 8/1/55(a)(b)	4,090,000	4,325,881
Series G
5.000%, due 11/1/55(a)(b)	3,750,000	3,890,379
California Enterprise Development Authority, Revenue Bonds
Series A
4.000%, due 8/1/40	695,000	649,900
Series B
3.500%, due 8/1/40	500,000	446,698
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/49	250,000	243,739
California Infrastructure & Economic Development Bank, Revenue Bonds
Series A
5.000%, due 7/1/40	2,030,000	2,089,242
California Municipal Finance Authority
3.438%, due 2/20/41(a)(b)	2,994,912	2,638,393
California Municipal Finance Authority, Certificates of Participation
Series A Insured: AGM
5.000%, due 11/1/28	250,000	263,169
5.000%, due 11/1/29	125,000	133,130
5.000%, due 11/1/30	410,000	438,732
5.000%, due 11/1/32	225,000	241,210
5.000%, due 11/1/33	1,175,000	1,247,957
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	417,626
Series 1
3.150%, due 8/1/59(a)(b)	4,000,000	4,013,391
Series A
5.000%, due 12/1/33	260,000	271,563
5.000%, due 12/1/34	290,000	300,021
	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
5.000%, due 12/1/35	$320,000	$326,467
Series A Insured: HUD SECT 8
5.000%, due 8/1/26(a)(b)	1,000,000	1,000,000
Series TX Insured: CA MTG INS
5.500%, due 11/15/27	500,000	500,162
California State Public Works Board, Revenue Bonds
Series D
5.000%, due 11/1/25	2,580,000	2,595,450
California Statewide Communities Development Authority, Revenue Bonds
1.750%, due 9/1/29	1,000,000	912,349
Series H Insured: FNMA COLL
4.250%, due 9/1/67(a)(b)	1,000,000	1,002,044
Central Valley Energy Authority, Revenue Bonds
5.000%, due 12/1/55(a)(b)	1,000,000	1,067,656
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series B Insured: AGM
5.000%, due 6/1/29	150,000	163,787
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/35	1,000,000	1,096,111
Clovis Unified School District, General Obligation Bonds
Series B Insured: NATL
3.020%, due 8/1/30(c)	1,500,000	1,291,087
Kelseyville Unified School District, General Obligation Bonds
Series C Insured: AGM
3.690%, due 8/1/31(c)	150,000	120,454
3.980%, due 8/1/33(c)	35,000	25,541
Los Angeles Department of Water & Power, Revenue Bonds
5.000%, due 7/1/37	995,000	1,041,890
Series A
5.000%, due 7/1/29	525,000	568,457
5.000%, due 7/1/29	2,215,000	2,398,347
5.000%, due 7/1/31	1,180,000	1,303,247
Series B
5.000%, due 7/1/35	500,000	552,773
5.250%, due 7/1/37	175,000	176,884
Series C
5.000%, due 7/1/27	905,000	943,662
5.000%, due 7/1/29	250,000	270,694
5.000%, due 7/1/35	920,000	1,004,588
5.000%, due 7/1/36	500,000	538,857
5.000%, due 7/1/36	630,000	648,071
5.000%, due 7/1/42	1,000,000	1,021,762
Series D
5.000%, due 7/1/36	110,000	113,155
Series E
5.000%, due 7/1/29	515,000	557,629
5.000%, due 7/1/33	5,000,000	5,567,450

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)
July 31, 2025

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Los Angeles Department of Water & Power Water System Revenue, Revenue Bonds
Series A
5.000%, due 7/1/29	$1,850,000	$1,863,011
Series C
5.000%, due 7/1/41	165,000	168,771
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
Series B
5.250%, due 1/15/49	100,000	99,999
San Joaquin Valley Clean Energy Authority, Revenue Bonds
Series A
5.500%, due 1/1/56(a)(b)	1,000,000	1,099,966
Santa Clara Unified School District, General Obligation Bonds
3.250%, due 7/1/44	485,000	389,619
Southern California Public Power Authority, Revenue Bonds
5.000%, due 7/1/26	725,000	739,688
5.000%, due 7/1/29	1,350,000	1,461,746
5.000%, due 7/1/38	585,000	616,620
Series 1
5.000%, due 7/1/29	310,000	335,660
Series 1 Insured: BAM
5.250%, due 7/1/42	1,320,000	1,390,495
Series 2
5.000%, due 7/1/53(a)(b)	5,000,000	5,282,729
Series A
5.000%, due 7/1/31	420,000	464,586
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	502,919
5.000%, due 3/1/44	1,000,000	1,047,444
University of California, Revenue Bonds
Series CA
5.000%, due 5/15/40	2,000,000	2,143,398
		90,888,152
Colorado — 2.5%
Arapahoe County School District No 5 Cherry Creek, General Obligation Bonds
Series B Insured: ST AID WITHHLDG
2.000%, due 12/15/26	500,000	493,058
Baseline Metropolitan District No 1, General Obligation Bonds
Series A Insured: AGC
5.000%, due 12/1/31	1,000,000	1,095,070
Canyons Metropolitan District No 5, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/39	1,085,000	1,124,441
City & County of Denver CO Pledged Excise Tax Revenue, Revenue Bonds
Series A
5.000%, due 8/1/44	1,000,000	1,001,666
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Series A Insured: MORAL OBLG
4.250%, due 12/1/35	500,000	498,026
	Principal Amount	Value
Municipal Bonds (continued)

Colorado (continued)
5.250%, due 12/1/45	$800,000	$805,918
Colorado Health Facilities Authority, Revenue Bonds
5.250%, due 11/1/34	1,000,000	1,097,500
Series A
4.000%, due 1/1/36	1,755,000	1,740,150
4.000%, due 8/1/44	250,000	215,478
5.000%, due 11/15/59(a)(b)	1,000,000	1,079,933
5.000%, due 11/15/60(a)(b)	1,500,000	1,635,272
Series A-1 Insured: BAM
5.000%, due 8/1/35	105,000	109,360
Colorado Housing and Finance Authority, Revenue Bonds
Series E2
3.350%, due 10/1/29	1,000,000	1,010,841
Series K Insured: GNMA COLL
3.875%, due 5/1/50	395,000	397,791
Denver City & County School District No 1, General Obligation Bonds
Series C Insured: ST AID WITHHLDG
5.500%, due 12/1/46	1,000,000	1,062,520
5.500%, due 12/1/47	760,000	804,934
E-470 Public Highway Authority, Revenue Bonds
Series A
5.000%, due 9/1/40	1,000,000	1,051,878
Series B
3.671%, (SOFR + 0.75%), due 9/1/39(a)(b)	1,040,000	1,038,849
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/28	145,000	153,430
5.000%, due 12/1/29	145,000	155,345
5.250%, due 12/1/37	200,000	212,980
Grand River Hospital District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/37	425,000	433,043
Mesa County Valley School District No 51 Grand Junction, General Obligation Bonds
Insured: ST AID WITHHLDG
5.250%, due 12/1/42	3,500,000	3,760,274
Public Authority for Colorado Energy, Revenue Bonds
6.500%, due 11/15/38	1,990,000	2,317,691
Regional Transportation District, Certificates of Participation
5.000%, due 6/1/40	1,500,000	1,596,581
Town of Castle Rock CO, Certificates of Participation
5.000%, due 12/1/41	1,670,000	1,724,190
		26,616,219
Connecticut — 1.2%
City of Bridgeport CT, General Obligation Bonds
Series A
5.000%, due 11/1/33	600,000	619,323

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)
July 31, 2025

	Principal Amount	Value
Municipal Bonds (continued)

Connecticut (continued)
City of New Britain CT, General Obligation Bonds
Series B Insured: AGM
5.250%, due 9/1/30	$600,000	$641,822
City of West Haven CT, General Obligation Bonds
Insured: BAM
4.000%, due 9/15/27	240,000	245,801
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series B
5.000%, due 7/1/35	1,355,000	1,476,382
5.000%, due 7/1/49(a)(b)	1,300,000	1,392,559
State of Connecticut, General Obligation Bonds
Series A
5.000%, due 4/15/38	5,500,000	5,647,295
State of Connecticut Special Tax Revenue, Revenue Bonds
Series A
4.000%, due 5/1/39	1,500,000	1,463,596
5.250%, due 7/1/40	1,000,000	1,070,037
Town of Hamden CT, General Obligation Bonds
Insured: BAM
5.000%, due 8/15/32	350,000	388,774
		12,945,589
Delaware — 0.5%
Delaware State Housing Authority, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
5.750%, due 1/1/55	1,110,000	1,204,710
5.750%, due 1/1/56	1,000,000	1,092,956
Series B Insured: GNMA/FNMA/FHLMC
6.000%, due 1/1/56	1,100,000	1,215,393
Series D Insured: GNMA/FNMA/FHLMC
5.500%, due 7/1/55	1,195,000	1,289,994
		4,803,053
District of Columbia — 0.8%
District of Columbia Housing Finance Agency, Revenue Bonds
4.000%, due 9/1/40(a)(b)	3,035,000	3,036,725
5.000%, due 10/1/41(a)(b)	2,000,000	2,027,417
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Series B
6.500%, due 10/1/44	3,000,000	3,152,625
		8,216,767
Florida — 1.6%
Capital Trust Agency, Inc., Revenue Bonds
Series A
5.350%, due 7/1/29	845,000	846,150
	Principal Amount	Value
Municipal Bonds (continued)

Florida (continued)
City of Lauderhill FL Water & Sewer Revenue, Revenue Bonds
Insured: AGM
5.000%, due 10/1/48	$1,000,000	$1,011,984
City of Miami Beach FL, Revenue Bonds
5.000%, due 9/1/45	1,000,000	1,000,776
City of Miami Beach FL Water & Sewer Revenue, Revenue Bonds
Series A
4.000%, due 12/1/34	1,000,000	1,024,672
County of Okeechobee FL, Revenue Bonds
Series A
3.800%, due 7/1/39(a)(b)	1,000,000	988,527
County of Pasco FL, Revenue Bonds
Insured: AGM
5.250%, due 9/1/29	1,000,000	1,089,413
Series A Insured: AGM
5.250%, due 9/1/28	1,000,000	1,071,396
Fort Pierce Utilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/31	400,000	439,932
Hillsborough County Industrial Development Authority, Revenue Bonds
Series B
2.750%, due 11/1/38(a)(b)	500,000	500,000
Series C
5.000%, due 11/15/34	1,290,000	1,439,925
JEA Water & Sewer System Revenue, Revenue Bonds
Series A
5.250%, due 10/1/49	1,000,000	1,031,964
Julington Creek Plantation Community Development District, Special Assessment
Insured: AGM
5.500%, due 5/1/43	1,250,000	1,312,920
Miami-Dade County Housing Finance Authority, Revenue Bonds
Series A Insured: FNMA COLL HUD SECT 8
4.880%, due 3/1/46	1,000,000	945,872
Series B Insured: HUD SECT 8
3.550%, due 3/1/29(a)(b)	1,000,000	1,015,678
Palm Beach County Housing Finance Authority, Revenue Bonds
5.000%, due 2/1/27(a)(b)	1,000,000	1,009,929
Tampa Bay Water, Revenue Bonds
5.000%, due 10/1/39	1,600,000	1,694,219
Series A
5.000%, due 10/1/49	750,000	761,452
		17,184,809
Georgia — 3.9%
Atlanta Urban Residential Finance Authority, Revenue Bonds
Insured: FHA 221(D4) HUD SECT 8
3.450%, due 2/1/29(a)(b)	3,000,000	3,031,934

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)
July 31, 2025

	Principal Amount	Value
Municipal Bonds (continued)

Georgia (continued)
City of Atlanta GA Airport Passenger Facility Charge, Revenue Bonds
Series C
5.000%, due 7/1/41	$1,250,000	$1,302,611
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds
5.000%, due 11/1/40	2,500,000	2,499,844
Development Authority of Burke County (The), Revenue Bonds
Series E
3.600%, due 11/1/45(a)(b)	3,015,000	3,052,072
Main Street Natural Gas, Inc., Revenue Bonds
Series 2
4.621%, (SOFR + 1.70%), due 12/1/53(a)(b)	5,000,000	5,031,577
Series A
4.000%, due 7/1/52(a)(b)	1,500,000	1,515,835
Series B
5.000%, due 12/1/52(a)(b)	5,735,000	5,983,230
5.000%, due 7/1/53(a)(b)	1,250,000	1,319,305
Series C
4.000%, due 5/1/52(a)(b)	1,000,000	1,005,588
5.000%, due 12/1/31	1,040,000	1,094,144
Series D
5.000%, due 4/1/54(a)(b)	1,750,000	1,855,831
Series E
5.000%, due 5/1/55(a)(b)	7,230,000	7,589,820
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.000%, due 1/1/39	3,500,000	3,554,559
Private Colleges & Universities Authority, Revenue Bonds
4.000%, due 4/1/39	450,000	427,338
Walton County Water & Sewer Authority, Revenue Bonds
5.250%, due 2/1/40	450,000	482,247
5.250%, due 2/1/41	400,000	425,477
5.250%, due 2/1/42	350,000	369,600
5.250%, due 2/1/43	425,000	446,446
		40,987,458
Guam — 0.5%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series B
5.000%, due 10/1/35	150,000	159,585
Guam Power Authority, Revenue Bonds
Series A
5.000%, due 10/1/34	600,000	648,424
5.000%, due 10/1/40	1,000,000	995,123
Territory of Guam, Revenue Bonds
Series G
5.000%, due 1/1/31	1,500,000	1,615,377
5.250%, due 1/1/37	2,000,000	2,128,280
		5,546,789
	Principal Amount	Value
Municipal Bonds (continued)

Hawaii — 0.3%
City & County Honolulu HI Wastewater System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/36	$1,000,000	$1,012,140
State of Hawaii, General Obligation Bonds
Series FW
5.000%, due 1/1/39	1,095,000	1,123,928
State of Hawaii Airports System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/49	1,500,000	1,526,791
		3,662,859
Illinois — 8.6%
Chicago Board of Education, General Obligation Bonds
Series A Insured: AGM
5.000%, due 12/1/28	1,000,000	1,051,361
Chicago O'Hare International Airport, Revenue Bonds
Insured: BAM
5.000%, due 1/1/37	1,335,000	1,419,385
Series B
5.000%, due 1/1/39	2,700,000	2,765,999
5.000%, due 1/1/48	1,500,000	1,502,244
5.250%, due 1/1/44	1,000,000	1,036,580
Series D
5.000%, due 1/1/44	1,500,000	1,529,545
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
Series A
5.000%, due 12/1/49	10,000,000	9,708,414
City of Chicago IL, General Obligation Bonds
Insured: NATL
3.000%, due 1/1/27(c)	515,000	493,670
Series A
5.000%, due 1/1/32	1,500,000	1,568,519
5.500%, due 1/1/40	1,000,000	1,020,034
City of Chicago IL, Revenue Bonds
Insured: HUD SECT 8 FHA 221(D4)
5.000%, due 11/1/26(a)(b)	5,000,000	5,023,876
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.000%, due 12/15/38	1,000,000	1,038,694
5.250%, due 12/15/39	1,000,000	1,045,921
5.250%, due 12/15/40	1,000,000	1,042,409
City of Springfield IL Electric Revenue, Revenue Bonds
Insured: BAM
3.000%, due 3/1/38	2,100,000	1,834,368
5.000%, due 3/1/32	8,340,000	9,194,288
Illinois Finance Authority, Revenue Bonds
5.000%, due 8/15/44	2,290,000	2,292,107
Series A
4.000%, due 10/1/38	2,350,000	2,202,965
4.250%, due 7/1/41	1,500,000	1,449,431
5.000%, due 8/15/30	1,300,000	1,422,667
5.000%, due 7/1/42	500,000	517,593

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)
July 31, 2025

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
5.000%, due 7/1/43	$1,000,000	$1,034,389
Illinois Housing Development Authority, Revenue Bonds
3.450%, due 12/1/67(a)(b)	3,000,000	3,010,776
5.000%, due 2/1/27(a)(b)	3,000,000	3,029,786
Insured: HUD SECT 8
3.150%, due 2/1/29(a)(b)	2,000,000	2,003,167
Series A Insured: GNMA/FNMA/FHLMC
4.375%, due 10/1/41	515,000	498,296
Series B Insured: GNMA FNMA FHLMC COLL
3.000%, due 4/1/51	900,000	889,766
Series I Insured: GNMA/FNMA/FHLMC
6.000%, due 10/1/55	995,000	1,097,372
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.000%, due 1/1/40	1,500,000	1,497,959
Series C
5.000%, due 1/1/38	2,130,000	2,129,914
5.000%, due 1/1/39	1,650,000	1,642,407
Lake County School District No 112 North Shore, General Obligation Bonds
4.000%, due 12/1/37	1,000,000	992,946
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds
Series A Insured: AGM
5.000%, due 11/1/32	320,000	327,637
Metropolitan Pier & Exposition Authority, Revenue Bonds
4.000%, due 12/15/42	650,000	568,660
Series A
5.000%, due 12/15/28	1,500,000	1,561,188
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Bonds
Series E
5.000%, due 12/1/41	1,000,000	1,010,687
Rock Island & Mercer Counties Community Unit School District No 300, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/38	805,000	858,457
5.000%, due 12/1/41	1,025,000	1,065,840
5.000%, due 12/1/44	425,000	431,881
5.000%, due 12/1/45	555,000	561,684
5.000%, due 12/1/46	1,790,000	1,803,178
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.000%, due 1/1/38	1,800,000	1,700,774
5.000%, due 1/1/29	500,000	533,554
5.000%, due 1/1/41	1,500,000	1,551,542
Series C
5.500%, due 1/1/36	1,500,000	1,575,182
	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Southwestern Illinois Development Authority, Revenue Bonds
Series B Insured: BAM
5.500%, due 4/1/44	$2,000,000	$2,087,586
State of Illinois, General Obligation Bonds
Series A
5.000%, due 3/1/29	1,470,000	1,565,827
5.000%, due 3/1/30	1,000,000	1,076,336
Series D
5.000%, due 11/1/28	1,000,000	1,042,391
Union Alexander Massac Pulaski Etc Counties Community College District No 531, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/25	1,175,000	1,182,312
Village of Bradley IL, General Obligation Bonds
Insured: AGM
5.000%, due 12/15/39	1,125,000	1,148,858
Village of Matteson IL, Revenue Bonds
Insured: BAM
5.000%, due 12/1/29	465,000	490,285
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: AGM
3.500%, due 1/1/26	840,000	840,508
Insured: BAM
5.000%, due 1/1/36	445,000	480,796
5.250%, due 1/1/39	555,000	592,349
		91,044,360
Indiana — 2.4%
Avon Community School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.250%, due 7/15/38	1,000,000	1,081,145
Brownsburg 1999 School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/41	5,730,000	6,009,799
Greater Clark Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/34	1,000,000	1,155,459
Indiana Finance Authority, Revenue Bonds
Series 4
5.000%, due 10/1/57(a)(b)	2,220,000	2,416,073
Series D
2.750%, due 11/1/39(a)(b)	5,000,000	5,000,000
Indiana Housing & Community Development Authority, Revenue Bonds
Insured: FHA 223(F)
5.000%, due 10/1/26(a)(b)	2,000,000	2,003,946
Indiana Municipal Power Agency, Revenue Bonds
Series A Insured: AGC
5.000%, due 1/1/43	1,225,000	1,257,962

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)
July 31, 2025

	Principal Amount	Value
Municipal Bonds (continued)

Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series A
5.000%, due 7/15/40	$1,500,000	$1,577,763
Series B1
5.000%, due 1/1/38	475,000	512,826
5.000%, due 1/1/42	500,000	516,533
Terre Haute Sanitary District, Revenue Bonds
Insured: BAM
5.000%, due 7/1/43	1,470,000	1,499,245
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/43	1,000,000	1,053,010
Westfield-Washington Multi-School Building Corp., Revenue Bonds
Series A Insured: BAM ST INTERCEPT
5.250%, due 1/15/44	1,000,000	1,034,795
		25,118,556
Iowa — 1.5%
City of Des Moines IA, General Obligation Bonds
Series F
2.000%, due 6/1/35	2,020,000	1,614,135
2.000%, due 6/1/36	2,060,000	1,590,008
Hampton-Dumont Community School District, Revenue Bonds
Insured: AGM
6.000%, due 6/1/29	965,000	1,038,137
Iowa Finance Authority, Revenue Bonds
5.500%, due 12/1/45	1,690,000	1,693,795
Series G Insured: GNMA/FHLMC
6.250%, due 7/1/54	1,000,000	1,103,961
Iowa Higher Education Loan Authority, Revenue Bonds
5.000%, due 10/1/34	300,000	312,650
5.000%, due 10/1/35	360,000	372,829
5.000%, due 10/1/36	365,000	375,797
Jesup Community School District, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/27	490,000	509,352
State of Iowa Board of Regents, Revenue Bonds
Series A
4.000%, due 9/1/41	3,297,000	3,055,255
4.125%, due 9/1/42	1,230,000	1,139,536
4.250%, due 9/1/43	1,000,000	931,740
4.250%, due 9/1/44	1,485,000	1,371,568
4.375%, due 9/1/45	1,000,000	939,303
		16,048,066
Kansas — 0.6%
City of Manhattan KS, General Obligation Bonds
Series A
5.000%, due 11/1/41	1,555,000	1,614,332
	Principal Amount	Value
Municipal Bonds (continued)

Kansas (continued)
Douglas County Unified School District No 497 Lawrence, General Obligation Bonds
Series A Insured: BAM
3.625%, due 9/1/37	$3,410,000	$3,193,640
Kansas Development Finance Authority, Revenue Bonds
Series C
5.000%, due 6/1/43(a)(b)	1,305,000	1,340,699
		6,148,671
Kentucky — 3.0%
City of Ashland KY, Revenue Bonds
Series A
5.000%, due 2/1/40	500,000	491,230
Kentucky Bond Development Corp., Revenue Bonds
Series A Insured: AGC
5.000%, due 8/15/55(a)(b)	2,050,000	2,245,566
Kentucky Economic Development Finance Authority, Revenue Bonds
Series A
5.000%, due 1/1/45	1,000,000	977,712
Kentucky Municipal Energy Agency, Revenue Bonds
5.000%, due 1/1/38	1,000,000	1,067,482
5.000%, due 1/1/41	1,000,000	1,034,141
Insured: AGC
5.000%, due 1/1/45	915,000	929,597
Kentucky Municipal Power Agency, Revenue Bonds
Series A Insured: NATL
5.000%, due 9/1/42	810,000	810,430
Kentucky Public Energy Authority, Revenue Bonds
Series A
4.000%, due 12/1/50(a)(b)	5,000,000	5,030,686
5.250%, due 6/1/55(a)(b)	5,000,000	5,278,307
Series A-1
5.250%, due 4/1/54(a)(b)	2,500,000	2,680,040
Series B
5.000%, due 1/1/55(a)(b)	7,430,000	7,857,820
Series C
4.000%, due 2/1/50(a)(b)	2,325,000	2,335,262
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
2.000%, due 10/1/33	1,000,000	828,933
5.000%, due 10/1/32	500,000	506,798
		32,074,004
Louisiana — 1.1%
City of Lafayette LA Utilities Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/38	550,000	586,569
City of New Orleans LA, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/33	1,250,000	1,352,066

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)
July 31, 2025

	Principal Amount	Value
Municipal Bonds (continued)

Louisiana (continued)
City of Shreveport LA, General Obligation Bonds
Insured: AGC
5.000%, due 3/1/38	$825,000	$865,191
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 12/1/31	100,000	104,406
Louisiana Housing Corp., Revenue Bonds
Series A Insured: HUD SECT 8 FHA 221(D4)
5.000%, due 7/1/26	6,000,000	6,106,667
Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds
3.500%, due 11/1/32	1,000,000	955,594
Louisiana Public Facilities Authority, Revenue Bonds
Series B
5.000%, due 5/15/30	1,875,000	2,032,034
		12,002,527
Maine — 0.0%(d)
Maine Turnpike Authority, Revenue Bonds
Insured: AGC
5.000%, due 7/1/30	245,000	269,424

Maryland — 0.9%
Maryland Community Development Administration, Revenue Bonds
Series A
1.900%, due 9/1/31	1,505,000	1,320,555
Series A Insured: GNMA/FNMA/FHLMC
5.000%, due 9/1/42	1,000,000	1,007,599
Maryland Department of Housing & Community Development, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 3/1/56	500,000	561,108
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds
Insured: AG
5.000%, due 7/1/36	3,710,000	4,037,482
Maryland Stadium Authority, Revenue Bonds
Insured: ST INTERCEPT
5.000%, due 5/1/42	1,820,000	1,838,777
Montgomery County Housing Opportunities Commission, Revenue Bonds
Series A Insured: FHA 542(C)
3.850%, due 7/1/34	1,000,000	994,327
		9,759,848
	Principal Amount	Value
Municipal Bonds (continued)

Massachusetts — 0.7%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds
Series A
3.450%, due 7/1/31(c)	$1,000,000	$816,953
Massachusetts Department of Transportation, Revenue Bonds
Series A Insured: NATL
2.810%, due 1/1/29(c)	570,000	518,161
Massachusetts Development Finance Agency, Revenue Bonds
Series 1
5.000%, due 5/15/55(a)(b)	2,000,000	2,236,227
Series E
5.000%, due 7/1/37	500,000	502,107
Massachusetts Housing Finance Agency, Revenue Bonds
Series 218
3.000%, due 12/1/50	2,785,000	2,758,811
Series RE Insured: GNMA/FNMA/FHLMC
3.000%, due 6/1/51	965,000	951,927
		7,784,186
Michigan — 2.4%
County of Genesee MI, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/28	90,000	95,684
5.000%, due 6/1/30	210,000	230,403
Four Lakes Special Assessment District, Special Assessment
Insured: AG CNTY GTD
5.000%, due 6/1/42	2,105,000	2,138,364
5.125%, due 6/1/45	1,710,000	1,722,860
Grand Rapids Public Schools, General Obligation Bonds
Insured: AGM
5.000%, due 5/1/28	2,105,000	2,140,708
Great Lakes Water Authority Sewage Disposal System Revenue, Revenue Bonds
Series C
5.000%, due 7/1/36	810,000	817,213
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds
Series A
5.000%, due 7/1/46	500,000	496,047
Series B Insured: BAM
5.000%, due 7/1/46	2,525,000	2,511,486
Michigan Finance Authority, Revenue Bonds
3.750%, due 12/1/38	1,000,000	1,032,952
3.875%, due 12/1/44(a)(b)	1,505,000	1,506,391
5.000%, due 11/1/44	1,000,000	977,529
Michigan State Building Authority, Revenue Bonds
Series I
5.000%, due 4/15/41	2,175,000	2,192,173

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)
July 31, 2025

	Principal Amount	Value
Municipal Bonds (continued)

Michigan (continued)
Michigan State Housing Development Authority, Revenue Bonds
Insured: FHA 221(D4)
5.000%, due 11/1/26(a)(b)	$2,000,000	$2,030,042
Series D
6.250%, due 6/1/55	795,000	875,333
Richmond Community Schools, General Obligation Bonds
Series I Insured: Q-SBLF
4.000%, due 5/1/36	1,450,000	1,454,040
4.000%, due 5/1/37	2,655,000	2,638,097
State of Michigan Trunk Line Revenue, Revenue Bonds
5.500%, due 11/15/44	2,000,000	2,120,034
		24,979,356
Minnesota — 0.9%
Minneapolis Special School District No 1, General Obligation Bonds
Series B Insured: SD CRED PROG
5.000%, due 2/1/31	1,250,000	1,320,241
Minnesota Housing Finance Agency, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
3.000%, due 7/1/52	4,070,000	4,014,667
Series C Insured: GNMA/FNMA/FHLMC
6.250%, due 7/1/55	1,300,000	1,459,896
Series E Insured: GNMA/FNMA/FHLMC
3.500%, due 7/1/50	680,000	680,441
Series F Insured: GNMA/FNMA/FHLMC
6.250%, due 1/1/56	1,000,000	1,111,315
Series U Insured: GNMA/FNMA/FHLMC
6.250%, due 7/1/55	1,125,000	1,258,076
		9,844,636
Mississippi — 0.3%
Mississippi Development Bank, Revenue Bonds
5.250%, due 6/1/40	750,000	794,100
Insured: BAM
5.000%, due 3/1/39	740,000	765,815
5.000%, due 3/1/40	455,000	466,034
Mississippi Home Corp., Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
5.000%, due 12/1/39	1,000,000	1,031,064
		3,057,013
Missouri — 1.7%
City of Kansas City MO, Revenue Bonds
Series C
5.000%, due 9/1/26	1,300,000	1,333,708
5.000%, due 9/1/28	1,000,000	1,066,810
City of St Louis MO Airport Revenue, Revenue Bonds
Series A Insured: AGM
5.250%, due 7/1/49	1,525,000	1,562,974
	Principal Amount	Value
Municipal Bonds (continued)

Missouri (continued)
County of Phelps MO, Revenue Bonds
5.000%, due 12/1/39	$1,915,000	$1,965,072
Hickman Mills C-1 School District, General Obligation Bonds
Series C-1 Insured: BAM
5.750%, due 3/1/42	3,390,000	3,549,633
Missouri Housing Development Commission, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
5.750%, due 5/1/56	1,100,000	1,198,435
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds
Series A
5.000%, due 12/1/40	1,445,000	1,462,199
Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds
Series B-R
2.900%, due 9/1/33	3,000,000	2,708,167
St Charles County School District No R-IV Wentzville, General Obligation Bonds
Insured: ST AID DIR DEP
3.160%, due 3/1/27(c)	2,095,000	1,993,193
Wright City R-II School District, General Obligation Bonds
Insured: AGM
6.000%, due 3/1/29	150,000	166,632
6.000%, due 3/1/31	35,000	40,448
6.000%, due 3/1/33	500,000	586,794
6.000%, due 3/1/35	530,000	613,137
		18,247,202
Nebraska — 0.6%
Central Plains Energy Project, Revenue Bonds
Series A
5.000%, due 9/1/27	1,000,000	1,029,965
5.000%, due 9/1/29	1,725,000	1,807,911
Omaha Public Power District, Revenue Bonds
Series A
5.000%, due 2/1/42	835,000	838,097
Omaha Public Power District Nebraska City Station Unit 2, Revenue Bonds
Series A
5.000%, due 2/1/46	1,235,000	1,232,881
Omaha School District, General Obligation Bonds
1.750%, due 12/15/35	1,500,000	1,126,352
		6,035,206
Nevada — 0.2%
County of Clark NV, General Obligation Bonds
Series A
4.000%, due 7/1/39	1,000,000	958,300
Reno-Tahoe Airport Authority, Revenue Bonds
Series B
5.000%, due 7/1/38	500,000	536,004

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)
July 31, 2025

	Principal Amount	Value
Municipal Bonds (continued)

Nevada (continued)
State of Nevada Highway Improvement Revenue, Revenue Bonds
Series C
3.000%, due 12/1/41	$1,000,000	$804,612
		2,298,916
New Hampshire — 1.4%
New Hampshire Business Finance Authority, Revenue Bonds
Series 1
4.087%, due 1/20/41(a)(b)	1,226,457	1,157,690
4.250%, due 7/20/41	984,857	934,522
Series A
3.625%, due 8/20/39	1,092,418	994,568
4.034%, due 10/20/41(a)(b)	1,490,953	1,361,459
4.060%, due 11/20/39(a)(b)	2,484,844	2,353,026
Series C
5.250%, due 7/1/42	1,530,000	1,545,413
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds
Series B Insured: BAM
4.000%, due 8/1/33	2,500,000	2,501,789
Series C
3.300%, due 6/1/38(a)(b)	1,000,000	1,005,320
New Hampshire Housing Finance Authority, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
6.500%, due 1/1/56	1,300,000	1,473,497
Series C Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/56	1,400,000	1,586,854
		14,914,138
New Jersey — 2.1%
East Rutherford Board of Education, General Obligation Bonds
Insured: BAM
2.000%, due 7/15/34	1,250,000	1,007,727
Essex County Improvement Authority, Revenue Bonds
4.000%, due 7/15/28	415,000	421,103
New Jersey Educational Facilities Authority, Revenue Bonds
Series A
5.000%, due 7/1/64(a)(b)	1,500,000	1,680,086
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series B Insured: HUD SECT 8
3.375%, due 11/1/27	1,000,000	1,005,480
Series M
5.050%, due 10/1/45	4,000,000	3,976,194
6.500%, due 4/1/56	5,000,000	5,635,749
New Jersey Transportation Trust Fund Authority, Revenue Bonds
5.250%, due 6/15/43	2,790,000	2,815,357
Series AA
5.000%, due 6/15/37	1,300,000	1,356,076
	Principal Amount	Value
Municipal Bonds (continued)

New Jersey (continued)
New Jersey Turnpike Authority, Revenue Bonds
Series B
5.000%, due 1/1/42	$1,000,000	$1,030,392
Series C
5.000%, due 1/1/45	1,600,000	1,635,465
South Jersey Transportation Authority, Revenue Bonds
Series A Insured: BAM
4.000%, due 11/1/39	1,485,000	1,390,732
		21,954,361
New Mexico — 0.4%
City of Farmington NM, Revenue Bonds
Series A
2.150%, due 4/1/33	3,000,000	2,525,152
Series B
3.875%, due 6/1/40(a)(b)	2,000,000	2,033,508
		4,558,660
New York — 7.4%
City of New York NY, General Obligation Bonds
Series 1 Insured: BAM
5.000%, due 9/1/44	1,500,000	1,534,264
Series B-1
5.250%, due 10/1/47	3,000,000	3,066,625
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A
5.000%, due 2/15/39	1,740,000	1,764,000
Long Island Power Authority, Revenue Bonds
Series B
3.000%, due 9/1/49	1,780,000	1,717,822
Metropolitan Transportation Authority, Revenue Bonds
Series A
5.000%, due 11/15/44	2,000,000	1,992,802
5.000%, due 11/15/47	1,015,000	989,766
Series A1
5.000%, due 11/15/29	500,000	508,512
Series C2
3.910%, due 11/15/33(c)	1,000,000	725,676
Series E1
2.800%, due 11/15/50(a)(b)	5,000,000	5,000,000
New York City Housing Development Corp., Revenue Bonds
Series 2
3.400%, due 11/1/64(a)(b)	1,000,000	1,006,529
3.750%, due 5/1/65(a)(b)	1,250,000	1,266,559
Series 2A Insured: REMIC FHA INS 542(c)
3.400%, due 11/1/62(a)(b)	780,000	780,086
New York City Municipal Water Finance Authority, Revenue Bonds
2.750%, due 6/15/50(a)(b)	5,000,000	5,000,000
5.000%, due 6/15/48	1,000,000	1,010,578
Series CC
5.000%, due 6/15/46	2,500,000	2,540,233

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)
July 31, 2025

	Principal Amount	Value
Municipal Bonds (continued)

New York (continued)
New York City Transitional Finance Authority, Revenue Bonds
Series 1
5.000%, due 11/1/42	$1,250,000	$1,300,448
5.000%, due 11/1/46	500,000	508,684
Series C
5.250%, due 5/1/48	2,000,000	2,052,325
Series D
5.250%, due 5/1/48	1,250,000	1,290,825
Series E
5.000%, due 11/1/47	2,850,000	2,886,034
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds
Series S Insured: ST AID WITHHLDG
5.000%, due 7/15/40	1,500,000	1,500,415
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
Series 1
4.000%, due 11/1/38	1,000,000	944,005
Series A-3
4.000%, due 5/1/43	215,000	191,734
Series E3
2.750%, due 2/1/45(a)(b)	5,000,000	5,000,000
New York Energy Finance Development Corp., Revenue Bonds
5.000%, due 7/1/56(a)(b)	3,500,000	3,647,781
New York Liberty Development Corp., Revenue Bonds
2.450%, due 9/15/69	500,000	462,107
Series 1
5.000%, due 11/15/44	5,000,000	4,786,258
Series 1WTC Insured: BAM
4.000%, due 2/15/43	2,000,000	1,798,273
Series AG Insured: AGM-CR
2.750%, due 11/15/41	1,070,000	779,072
New York Power Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/15/36	1,215,000	1,346,073
New York State Dormitory Authority, Revenue Bonds
5.000%, due 10/1/35	1,400,000	1,467,521
Insured: AG
5.250%, due 7/1/41	1,000,000	1,047,221
Insured: AGC
5.250%, due 10/1/43	1,300,000	1,339,319
Series A
4.000%, due 3/15/39	500,000	477,200
4.000%, due 3/15/41	1,500,000	1,378,259
5.000%, due 7/1/39	1,220,000	1,235,895
Series B
5.000%, due 2/15/40	815,000	829,697
5.000%, due 2/15/40	5,000	5,251
Series E
3.000%, due 3/15/41	500,000	401,436
5.000%, due 3/15/41	2,000,000	2,032,237
	Principal Amount	Value
Municipal Bonds (continued)

New York (continued)
New York State Housing Finance Agency, Revenue Bonds
Series 2
3.350%, due 6/15/54(a)(b)	$1,000,000	$1,002,434
Series 2 Insured: SONYMA HUD SECT 8
3.600%, due 11/1/64(a)(b)	1,500,000	1,512,058
New York State Thruway Authority, Revenue Bonds
Series A
4.000%, due 3/15/43	1,165,000	1,041,844
Onondaga Civic Development Corp., Revenue Bonds
5.000%, due 12/1/41	500,000	531,522
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series 2
5.250%, due 5/15/47	1,250,000	1,284,408
Series 3
5.000%, due 11/15/38	1,000,000	1,003,402
Series A
5.000%, due 11/15/40	2,900,000	2,903,481
Series AG Insured: AGM-CR
2.000%, due 5/15/45(a)(b)	1,345,000	1,290,116
Utility Debt Securitization Authority, Revenue Bonds
Series 1
5.000%, due 12/15/41	500,000	533,305
		78,714,092
North Carolina — 2.2%
Charlotte-Mecklenburg Hospital Authority (The), Revenue Bonds
Series C
2.850%, due 1/15/37(a)(b)	5,000,000	5,000,000
Series G
2.850%, due 1/15/48(a)(b)	5,200,000	5,200,000
City of Charlotte NC Airport Revenue, Revenue Bonds
Series A
5.000%, due 7/1/42	1,400,000	1,464,165
City of Fayetteville NC Public Works Commission Revenue, Revenue Bonds
2.000%, due 3/1/36	3,395,000	2,664,141
County of Alamance NC, General Obligation Bonds
2.000%, due 5/1/35	1,500,000	1,215,597
County of Gaston NC, General Obligation Bonds
5.000%, due 3/1/39	1,000,000	1,090,994
Nash Health Care Systems, Revenue Bonds
5.500%, due 2/1/44	495,000	514,349
North Carolina Housing Finance Agency, Revenue Bonds
Insured: GNMA/FNMA/FHLMC
3.200%, due 7/1/56(a)(b)	1,330,000	1,330,614
5.500%, due 1/1/54	910,000	975,676
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 1/1/55	990,000	1,101,865

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)
July 31, 2025

	Principal Amount	Value
Municipal Bonds (continued)

North Carolina (continued)
North Carolina Medical Care Commission, Revenue Bonds
Series A
5.000%, due 6/1/38	$1,100,000	$1,185,080
Series B
5.000%, due 6/1/55(a)(b)	1,000,000	1,077,667
		22,820,148
North Dakota — 0.5%
City of Grand Forks ND, Revenue Bonds
Series A Insured: AGM
5.000%, due 12/1/26	400,000	410,667
5.000%, due 12/1/27	450,000	470,383
5.000%, due 12/1/28	500,000	530,650
5.000%, due 12/1/29	675,000	724,491
Series AG Insured: AGM-CR
4.000%, due 12/1/37	1,250,000	1,188,102
North Dakota Housing Finance Agency, Revenue Bonds
Series C
6.250%, due 1/1/55	990,000	1,102,464
Series D
6.000%, due 7/1/55	1,000,000	1,106,410
		5,533,167
Ohio — 2.1%
Akron Bath Copley Joint Township Hospital District, Revenue Bonds
4.000%, due 11/15/33	1,260,000	1,276,142
5.000%, due 11/15/29	1,100,000	1,173,281
American Municipal Power, Inc., Revenue Bonds
Series A
5.000%, due 2/15/41	1,000,000	1,003,050
City of Toledo OH, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/36	1,000,000	1,084,483
5.500%, due 12/1/39	1,330,000	1,430,670
City of Upper Arlington OH, General Obligation Bonds
5.250%, due 12/1/35	750,000	756,412
Cloverleaf Local School District, Certificates of Participation
Insured: BAM
5.375%, due 12/1/37	1,000,000	1,040,247
County of Fayette OH, Revenue Bonds
Insured: AG
5.250%, due 12/1/34	1,000,000	1,114,048
County of Franklin OH, Revenue Bonds
Series B
2.800%, due 11/1/42(a)(b)	5,000,000	5,000,000
Euclid City School District, General Obligation Bonds
Series A Insured: SD CRED PROG
5.250%, due 1/15/44	1,000,000	1,002,640
Forest Hills Local School District, General Obligation Bonds
5.000%, due 12/1/44	630,000	630,129
	Principal Amount	Value
Municipal Bonds (continued)

Ohio (continued)
Ohio Air Quality Development Authority, Revenue Bonds
Series D
3.200%, due 5/1/26	$1,000,000	$997,160
Ohio Housing Finance Agency, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 3/1/56	1,000,000	1,107,121
Series B Insured: GNMA/FNMA/FHLMC
6.500%, due 3/1/56	1,000,000	1,129,642
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds
Series D
5.000%, due 12/1/37	1,000,000	1,096,284
Springboro Community City School District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/25	1,975,000	1,990,899
		21,832,208
Oklahoma — 0.2%
Carter County Public Facilities Authority, Revenue Bonds
5.000%, due 9/1/32	1,000,000	1,031,490
Oklahoma Housing Finance Agency, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 9/1/56	1,000,000	1,122,216
		2,153,706
Oregon — 1.5%
City of Portland OR Sewer System Revenue, Revenue Bonds
Series A
5.000%, due 12/1/47	1,680,000	1,696,279
Oregon State Lottery, Revenue Bonds
Series A
5.000%, due 4/1/39	1,250,000	1,358,209
5.000%, due 4/1/41	2,500,000	2,657,279
Salem Hospital Facility Authority, Revenue Bonds
Series A
4.000%, due 5/15/41	1,000,000	882,712
State of Oregon, General Obligation Bonds
Series A
5.250%, due 5/1/42	2,000,000	2,150,780
Series D
5.000%, due 5/1/39	815,000	884,661
State of Oregon Department of Transportation, Revenue Bonds
Series A
5.000%, due 11/15/42	5,000,000	5,062,339
State of Oregon Housing & Community Services Department, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/54	975,000	1,085,992

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

July 31, 2025

	Principal Amount	Value
Municipal Bonds (continued)

Oregon (continued)
Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds
Series A Insured: SCH BD GTY
4.800%, due 6/15/40(c)	$1,000,000	$493,715
		16,271,966
Pennsylvania — 3.2%
Allegheny County Sanitary Authority, Revenue Bonds
5.000%, due 12/1/40	500,000	502,733
Chester County Industrial Development Authority, Revenue Bonds
5.000%, due 10/1/29	350,000	364,439
Coatesville School District, General Obligation Bonds
Insured: BAM
5.250%, due 11/15/37	4,000,000	4,159,934
Commonwealth Financing Authority, Revenue Bonds
Insured: AGM
4.000%, due 6/1/39	920,000	859,103
Conrad Weiser Area School District, General Obligation Bonds
Insured: AGM ST AID WITHHLDG
4.000%, due 9/1/34	1,000,000	1,002,988
County of Allegheny PA, General Obligation Bonds
Series C76
5.000%, due 11/1/41	1,000,000	1,010,113
Indiana County Industrial Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/27	250,000	257,298
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
5.000%, due 8/15/31	450,000	497,647
5.000%, due 8/15/33	2,000,000	2,231,778
Series A Insured: AGC
3.650%, (3 Month CME SOFR + 0.60%), due 7/1/27(a)(b)	60,000	59,425
Series B
5.000%, due 10/1/34	1,000,000	1,003,482
Pennsylvania Housing Finance Agency, Revenue Bonds
6.000%, due 10/1/54	995,000	1,081,461
Insured: FNMA COLL
4.900%, due 6/1/41	500,000	499,285
Series 137
3.000%, due 10/1/51	15,000,000	14,646,132
Pennsylvania Turnpike Commission, Revenue Bonds
5.000%, due 12/1/43	1,000,000	1,028,528
Philadelphia Gas Works Co., Revenue Bonds
5.000%, due 10/1/30	1,435,000	1,467,431
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/36	1,285,000	1,373,883
	Principal Amount	Value
Municipal Bonds (continued)

Pennsylvania (continued)
Temple University-of The Commonwealth System of Higher Education, Revenue Bonds
Insured: AGC
5.000%, due 4/1/42	$800,000	$833,347
5.000%, due 4/1/45	1,000,000	1,023,261
		33,902,268
Puerto Rico — 0.2%
Puerto Rico Electric Power Authority, Revenue Bonds
Insured: NATL
5.250%, due 7/1/35	1,465,000	1,438,745
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth, Revenue Bonds
5.000%, due 7/1/28	400,000	415,669
5.000%, due 7/1/31	500,000	527,724
		2,382,138
Rhode Island — 0.2%
Rhode Island Health and Educational Building Corp., Revenue Bonds
Series F
5.500%, due 5/15/41	180,000	189,853
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds
Insured: GNMA COLL
5.250%, due 10/1/49	1,000,000	1,001,592
Series 77-A Insured: GNMA COLL
5.000%, due 10/1/28	350,000	372,744
Series A Insured: GNMA COLL
5.000%, due 10/1/41	1,000,000	1,020,955
		2,585,144
South Carolina — 1.9%
Patriots Energy Group Financing Agency, Revenue Bonds
Series 2
4.821%, (SOFR + 1.90%), due 2/1/54(a)(b)	6,000,000	6,203,146
South Carolina Jobs-Economic Development Authority, Revenue Bonds
4.000%, due 3/1/62(a)(b)	1,000,000	964,363
Series AG Insured: AGC-CR
4.000%, due 11/1/42	1,000,000	922,990
South Carolina Public Service Authority, Revenue Bonds
Series A
5.000%, due 12/1/45	2,000,000	2,004,948
Series B
5.000%, due 12/1/36	100,000	100,179
5.000%, due 12/1/46	750,000	748,566
Series B Insured: AGM
5.000%, due 12/1/40	1,120,000	1,170,700
Series E Insured: AGM
5.250%, due 12/1/37	2,000,000	2,152,860

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

July 31, 2025

	Principal Amount	Value
Municipal Bonds (continued)

South Carolina (continued)
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Insured: HUD SECT 202
5.000%, due 10/1/26(a)(b)	$1,000,000	$1,003,152
Series A Insured: GNMA/FNMA/FHLMC
4.150%, due 7/1/40	1,000,000	959,575
6.500%, due 7/1/55	995,000	1,127,352
Series B Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/55	1,000,000	1,132,240
Spartanburg County School District No 4, General Obligation Bonds
Series A Insured: SCSDE
5.000%, due 3/1/42	1,945,000	2,008,244
		20,498,315
South Dakota — 0.1%
South Dakota Housing Development Authority, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.250%, due 11/1/55	995,000	1,106,421

Tennessee — 1.7%
City of Memphis TN Sanitary Sewerage System Revenue, Revenue Bonds
Insured: AGC
5.000%, due 6/1/42	3,000,000	3,116,012
5.000%, due 6/1/43	3,145,000	3,245,778
Health Educational and Housing Facility Board of the City of Memphis/the, Revenue Bonds
Insured: FHA 221(D)(4) HUD SECT 8
5.000%, due 7/1/27(a)(b)	785,000	799,528
5.000%, due 7/1/27(a)(b)	520,000	529,623
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds
Series B
3.600%, due 2/1/45(a)(b)	3,000,000	3,049,313
Metropolitan Knoxville Airport Authority, Revenue Bonds
Series A Insured: AGC
5.000%, due 6/1/44	1,000,000	1,013,639
Shelby County Health Educational & Housing Facilities Board, Revenue Bonds
Series A Insured: AG
5.000%, due 6/1/35	2,300,000	2,458,525
Series B
5.000%, due 9/1/49(a)(b)	1,300,000	1,369,578
Tennergy Corp., Revenue Bonds
Series A
4.000%, due 12/1/51(a)(b)	1,070,000	1,075,645
Tennessee Housing Development Agency, Revenue Bonds
3.500%, due 1/1/56(a)(b)	1,365,000	1,365,314
		18,022,955
	Principal Amount	Value
Municipal Bonds (continued)

Texas — 13.6%
Alamito Public Facility Corp., Revenue Bonds
Insured: HUD SECT 8
5.000%, due 8/1/44(a)(b)	$1,000,000	$1,009,513
Arlington Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
4.000%, due 2/15/44	1,590,000	1,420,638
Series A Insured: PSF-GTD
5.000%, due 8/15/32	2,200,000	2,451,048
Arlington Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/39	1,500,000	1,507,309
Barbers Hill Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 2/15/41	1,000,000	954,478
Central Texas Turnpike System, Revenue Bonds
Series B
5.000%, due 8/15/42(a)(b)	1,000,000	1,071,893
Series C
5.000%, due 8/15/34	1,000,000	1,109,007
City of Amarillo TX Waterworks & Sewer System Revenue, Revenue Bonds
4.000%, due 4/1/41	1,360,000	1,240,035
City of Arlington TX Special Tax Revenue, Special Tax
Series A Insured: AGM
5.000%, due 2/15/43	250,000	250,353
City of Austin TX Electric Utility Revenue, Revenue Bonds
Series A
5.000%, due 11/15/45	1,455,000	1,455,611
City of College Station TX, General Obligation Bonds
2.125%, due 2/15/39	1,020,000	730,398
City of Corpus Christi TX Utility System Revenue, Revenue Bonds
5.000%, due 7/15/28	1,000,000	1,065,441
5.000%, due 7/15/32	1,000,000	1,110,299
5.000%, due 7/15/40	1,000,000	1,049,016
Insured: AG
5.000%, due 7/15/30	1,000,000	1,102,140
5.000%, due 7/15/31	1,455,000	1,610,533
City of Fort Worth TX, General Obligation Bonds
2.000%, due 3/1/40	500,000	335,668
City of Galveston TX Wharves & Terminal Revenue, Revenue Bonds
Series B
5.250%, due 8/1/43	1,000,000	1,030,712
City of Georgetown TX Utility System Revenue, Revenue Bonds
Insured: AGM
5.000%, due 8/15/26	1,000,000	1,023,970
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds
Series B
5.000%, due 2/1/33	1,500,000	1,669,647

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

July 31, 2025

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
County of Parker TX, General Obligation Bonds
5.000%, due 2/15/42	$6,625,000	$6,661,810
Dallas College, General Obligation Bonds
3.000%, due 2/15/28	1,575,000	1,578,364
Dallas Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 2/15/42	1,500,000	955,005
Del Valle Independent School District TX, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 6/15/39	1,000,000	714,581
Denton Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/15/41	1,055,000	1,098,538
Series B2 Insured: PSF-GTD
4.000%, due 8/15/55(a)(b)	2,500,000	2,580,199
Edinburg Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	1,235,000	1,245,424
Fort Bend Independent School District, General Obligation Bonds
Series B Insured: PSF-GTD
4.000%, due 8/1/54(a)(b)	1,300,000	1,327,000
Georgetown Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.000%, due 8/15/41	2,670,000	2,126,943
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,980,000	2,138,290
Harris County Health Facilities Development Corp., Revenue Bonds
Series RF
2.800%, due 12/1/41(a)(b)	5,000,000	5,000,000
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
6.500%, due 4/1/28	300,000	316,507
6.500%, due 4/1/29	325,000	342,402
Harris County Municipal Utility District No 43, General Obligation Bonds
Insured: AGM
6.250%, due 9/1/32	2,010,000	2,191,113
Harris County Municipal Utility District No 489, General Obligation Bonds
Series A Insured: AGM
6.500%, due 9/1/29	1,000,000	1,066,182
Harris County Water Control & Improvement District No 159, General Obligation Bonds
Insured: BAM
6.375%, due 9/1/30	1,600,000	1,717,333
	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Hays Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 2/15/43	$1,000,000	$907,150
Housing Options, Inc., Revenue Bonds
Insured: HUD SECT 8
3.050%, due 2/1/45(a)(b)	3,850,000	3,851,950
Housing Synergy PFC, Revenue Bonds
Insured: FHA 221(D)(4) HUD SECT 8
5.000%, due 2/1/27(a)(b)	1,000,000	1,009,929
Houston Higher Education Finance Corp., Revenue Bonds
Series A Insured: PSF-GTD
4.000%, due 2/15/39	1,915,000	1,810,550
Irving Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/38	1,490,000	1,577,213
Kerrville Public Utility Board Public Facility Corp., Revenue Bonds
Series A Insured: BAM
5.000%, due 4/15/32	1,785,000	1,972,384
5.000%, due 4/15/33	1,880,000	2,078,710
5.000%, due 4/15/34	1,980,000	2,183,399
5.000%, due 4/15/35	2,075,000	2,277,202
5.000%, due 4/15/36	2,170,000	2,350,345
5.000%, due 4/15/37	1,135,000	1,216,293
5.000%, due 4/15/38	1,200,000	1,272,738
5.000%, due 4/15/39	1,250,000	1,312,666
5.000%, due 4/15/40	1,320,000	1,369,932
5.250%, due 4/15/45	3,905,000	4,018,997
Laredo Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/1/29	650,000	705,276
Leander Independent School District, General Obligation Bonds
Series A Insured: PSF-GTD
3.200%, due 8/15/30(c)	575,000	490,043
3.620%, due 8/15/33(c)	1,000,000	749,291
Lewisville Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.125%, due 8/15/34	1,000,000	942,593
Mansfield Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/39	5,280,000	5,656,636
5.000%, due 2/15/40	5,325,000	5,638,646
5.000%, due 2/15/41	3,575,000	3,757,724
Matagorda County Navigation District No 1, Revenue Bonds
2.600%, due 11/1/29	1,000,000	962,798
Series 2
4.000%, due 6/1/30	1,020,000	1,020,316
Mesquite Independent School District, General Obligation Bonds
Series A Insured: PSF-GTD
4.000%, due 8/15/36	1,590,000	1,590,821

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

July 31, 2025

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Montgomery County Municipal Utility District No 95, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/41	$560,000	$549,591
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
5.000%, due 11/1/40	2,000,000	2,007,943
North Texas Municipal Water District Water System Revenue, Revenue Bonds
5.000%, due 9/1/31	3,000,000	3,353,843
North Texas Tollway Authority, Revenue Bonds
Series A
5.250%, due 1/1/38	1,000,000	1,068,189
Pecos Barstow Toyah Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	1,000,000	1,035,322
5.000%, due 2/15/39	2,000,000	2,009,746
5.000%, due 2/15/41	1,500,000	1,504,852
Prosper Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.000%, due 2/15/40	1,000,000	835,617
Sabine-Neches Navigation District, General Obligation Bonds
5.250%, due 2/15/37	1,000,000	1,065,555
5.250%, due 2/15/41	2,000,000	2,064,460
Sherman Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/38	1,250,000	1,340,492
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds
Series B
2.100%, due 8/1/50(a)(b)	100,000	100,000
Series C
5.000%, due 11/15/64(a)(b)	6,000,000	6,571,726
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A Insured: GNMA
3.000%, due 9/1/45	2,000,000	1,483,726
Series A Insured: GNMA COLL
5.750%, due 1/1/56	1,020,000	1,119,562
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.000%, due 1/1/55(a)(b)	6,000,000	6,314,699
Texas Municipal Gas Acquisition and Supply Corp. II, Revenue Bonds
Series C
3.713%, (3 Month CME SOFR + 0.86%), due 9/15/27(a)(b)	1,475,000	1,477,391
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds
4.000%, due 6/30/33	500,000	500,583
	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Texas Public Finance Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/31	$1,500,000	$1,620,158
Texas State Technical College, Revenue Bonds
Insured: AGM
5.000%, due 8/1/25	1,450,000	1,450,000
Texas Water Development Board, Revenue Bonds
5.000%, due 10/15/47	500,000	504,325
Uptown Development Authority, Tax Allocation
Series A
5.000%, due 9/1/35	500,000	501,835
Willis Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 2/15/40	920,000	632,765
		144,093,382
Utah — 2.8%
Canyons School District, General Obligation Bonds
Series A Insured: SCH BD GTY
1.500%, due 6/15/35	1,830,000	1,352,897
County of Iron UT Sales Tax Revenue, Revenue Bonds
5.000%, due 10/1/49	1,300,000	1,305,386
County of Salt Lake UT, General Obligation Bonds
Series B
2.300%, due 12/15/28	1,325,000	1,303,296
County of Utah UT, Revenue Bonds
Series B
5.000%, due 5/15/46	2,070,000	2,026,772
Downtown Revitalization Public Infrastructure District, Revenue Bonds
Series A Insured: AG
5.000%, due 6/1/34	1,250,000	1,391,470
Intermountain Power Agency, Revenue Bonds
5.000%, due 7/1/37	970,000	1,018,248
Series A
5.000%, due 7/1/36	1,035,000	1,103,369
5.000%, due 7/1/39	715,000	742,641
5.000%, due 7/1/41	1,045,000	1,064,250
Utah Associated Municipal Power Systems, Revenue Bonds
Series A
5.000%, due 9/1/31	500,000	521,208
Utah Charter School Finance Authority, Revenue Bonds
Insured: BAM-TCRS UT CSCE
4.000%, due 4/15/40	250,000	227,495
Utah Housing Corp., Revenue Bonds
Insured: FHLMC COLL
3.400%, due 7/1/30	3,000,000	2,999,964
Series A Insured: GNMA/FNMA/FHLMC
6.500%, due 1/1/54	2,155,000	2,363,620

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

July 31, 2025

	Principal Amount	Value
Municipal Bonds (continued)

Utah (continued)
6.500%, due 7/1/55	$995,000	$1,111,670
Series E Insured: GNMA/FNMA/FHLMC
6.750%, due 7/1/55	4,200,000	4,797,983
Utah Infrastructure Agency, Revenue Bonds
4.000%, due 10/15/28	350,000	353,315
4.000%, due 10/15/32	500,000	494,018
4.000%, due 10/15/32	690,000	689,826
4.000%, due 10/15/36	1,000,000	952,989
4.000%, due 10/15/38	645,000	589,029
5.000%, due 10/15/32	100,000	106,043
5.500%, due 10/15/33	1,000,000	1,107,153
Series A
5.000%, due 10/15/34	400,000	407,047
Utah Transit Authority, Revenue Bonds
5.000%, due 12/15/42	1,250,000	1,316,696
		29,346,385
Virginia — 1.6%
Arlington County Industrial Development Authority, Revenue Bonds
5.000%, due 1/1/26	1,250,000	1,261,704
City of Harrisonburg VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
1.750%, due 7/15/35	2,500,000	1,936,887
City of Newport News VA Water Revenue, Revenue Bonds
1.750%, due 7/15/36	3,080,000	2,284,109
County of Fairfax VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
4.000%, due 10/1/28	655,000	661,340
Halifax County Industrial Development Authority, Revenue Bonds
Series A
3.800%, due 12/1/41(a)(b)	1,500,000	1,522,579
Isle Wight County Industrial Development Authority, Revenue Bonds
Insured: AGM
5.000%, due 7/1/37	1,000,000	1,069,011
5.000%, due 7/1/38	600,000	633,685
Norfolk Airport Authority, Revenue Bonds
5.000%, due 7/1/28	150,000	159,054
Virginia Housing Development Authority, Revenue Bonds
Series F
3.625%, due 7/1/55(a)(b)	900,000	899,923
Virginia Public Building Authority, Revenue Bonds
Series A
5.000%, due 8/1/29	2,000,000	2,003,716
Williamsburg Economic Development Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 7/1/42	1,000,000	916,320
Winchester Economic Development Authority, Revenue Bonds
Series A
5.000%, due 1/1/30	1,440,000	1,566,861
	Principal Amount	Value
Municipal Bonds (continued)

Virginia (continued)
Wise County Industrial Development Authority, Revenue Bonds
Series A
0.750%, due 10/1/40(a)(b)	$1,500,000	$1,495,049
		16,410,238
Washington — 1.1%
County of King WA Sewer Revenue, Revenue Bonds
Series A
2.520%, (Municipal Swap Index + 0.23%), due 1/1/40(a)(b)	3,000,000	2,964,858
Seattle Housing Authority, Revenue Bonds
1.000%, due 6/1/26	270,000	263,955
State of Washington, General Obligation Bonds
Series R
5.000%, due 7/1/41	1,420,000	1,485,038
Washington Health Care Facilities Authority, Revenue Bonds
Series A
4.000%, due 3/1/41	400,000	366,110
Series B Insured: AG
5.000%, due 8/15/55(a)(b)	4,000,000	4,279,230
Washington State Housing Finance Commission, Revenue Bonds
Series 1
4.085%, due 3/1/50	994,954	915,073
Series A Insured: BAM
5.000%, due 7/1/40	1,000,000	1,024,005
		11,298,269
West Virginia — 0.9%
West Virginia Economic Development Authority, Revenue Bonds
Series A
3.375%, due 3/1/40(a)(b)	1,000,000	1,004,992
West Virginia Hospital Finance Authority, Revenue Bonds
5.000%, due 9/1/39	1,500,000	1,502,218
Series A
5.000%, due 6/1/36	1,000,000	1,074,189
5.000%, due 6/1/38	1,000,000	1,050,806
5.250%, due 6/1/42	1,000,000	1,033,009
5.250%, due 6/1/45	1,000,000	1,015,511
Series B
5.000%, due 6/1/55(a)(b)	1,000,000	1,064,700
Series B Insured: AGM
5.125%, due 9/1/42	1,250,000	1,287,303
		9,032,728
Wisconsin — 1.1%
Hudson School District, General Obligation Bonds
2.250%, due 3/1/27	500,000	493,317
Public Finance Authority, Revenue Bonds
5.000%, due 3/1/41	1,000,000	1,002,333
5.000%, due 3/1/46	3,000,000	2,988,929
Series A
5.000%, due 6/15/34	300,000	322,361

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

July 31, 2025

	Principal Amount	Value
Municipal Bonds (continued)

Wisconsin (continued)
5.250%, due 6/15/45	$150,000	$150,368
Sparta Area School District, General Obligation Bonds
Insured: AG
3.000%, due 3/1/38	1,110,000	932,418
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series A Insured: HUD SECT 8
5.000%, due 12/1/27(a)(b)	3,500,000	3,594,668
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
3.625%, due 3/1/34	1,000,000	979,617
Series B Insured: FNMA/GNMA/FHLMC
4.250%, due 9/1/44	500,000	447,491
5.000%, due 9/1/39	1,000,000	1,033,259
		11,944,761
Wyoming — 0.5%
County of Campbell WY, Revenue Bonds
Series A
3.625%, due 7/15/39	1,170,000	1,011,647
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Series AG Insured: AGM-CR
5.000%, due 6/15/28	3,000,000	3,188,592
Wyoming Community Development Authority, Revenue Bonds
Series 1 Insured: GNMA/FNMA/FHLMC
4.300%, due 12/1/40	1,000,000	967,358
		5,167,597
Total Municipal Bonds

(Cost $1,061,033,102)		1,057,566,189

	Shares	Value
Short-Term Investment — 0.8%

Money Market Fund — 0.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(e)
(Cost $8,620,548)	8,620,548	8,620,548

Total Investments — 100.6% (Cost $1,069,653,650)		1,066,186,737
Other Assets and Liabilities, Net — (0.6)%		(6,339,616)

Net Assets — 100.0%		$1,059,847,121

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2025.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(d)	Less than 0.05%.
(e)	Reflects the 7-day yield at July 31, 2025.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
BAM	- Build America Mutual Assurance Co.
CR	- Custodial Receipts
HUD SECT 8	- Housing and Urban Development Section 8.
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed.
Q-SBLF	- Qualified School Bond Loan Fund
SCH BD GTY	- School Bond Guaranty Program
SCSDE	- South Carolina Department of Education
SD CRED PROG	- School District Credit Enhancement Program
SOFR	- Secured Financing Overnight Rate
ST AID WITHHLDG	- State Aid Withholding
ST INTERCEPT	- State Tax Intercept
TCRS	- Transferable Custodial Receipts
UT CSCE	- Utah Charter School Credit Enhancement

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

July 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(a)
Municipal Bonds	$—	$1,057,566,189	$—	$1,057,566,189
Short-Term Investment:
Money Market Fund	8,620,548	—	—	8,620,548
Total Investments in Securities	$8,620,548	$1,057,566,189	$—	$1,066,186,737

(a)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended July 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.